Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Continuing operations
Sales	¥ 12,479,620	¥ 12,034,917	¥ 11,260,037
Costs and expenses:
Cost of sales	8,635,225	8,504,810	8,089,317
Selling, general and administrative	2,298,638	2,256,829	2,156,156
Other operating (income) expense, net	34,056	(11,222)	(10,134)
Total costs and expenses	10,967,919	10,750,417	10,235,339
Share of profit (loss) of investments accounted for using the equity method	(64,194)	(7,865)	10,557
Operating income	1,447,507	1,276,635	1,035,255
Financial income	76,041	139,024	125,597
Financial expenses	101,174	72,461	65,766
Income before income taxes	1,422,374	1,343,198	1,095,086
Income taxes	367,108	257,480	239,105
Net income from continuing operations	1,055,266	1,085,718	855,981
Net income (loss) from discontinued operations	(1,357,758)	74,169	124,513
Net income (loss)	(302,492)	1,159,887	980,494
Net income (loss) attributable to
Sony Group Corporation's stockholders	(326,865)	1,141,600	970,573
Net income from continuing operations	1,030,893	1,067,431	846,587
Net income (loss) from discontinued operations	(1,357,758)	74,169	123,986
Noncontrolling interests	24,373	18,287	9,921
Net income from continuing operations	24,373	18,287	9,394
Net income from discontinued operations	¥ 0	¥ 0	¥ 527
Net income (loss) attributable to Sony Group Corporation's stockholders
- Basic	¥ (54.7)	¥ 188.71	¥ 157.66
Continuing operations	172.51	176.45	137.52
Discontinued operations	(227.21)	12.26	20.14
- Diluted	(54.36)	187.92	157.14
Continuing operations	171.44	175.71	137.06
Discontinued operations	¥ (225.8)	¥ 12.21	¥ 20.08